LOSS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based payment arrangements
Earnings per share [line items]
Antidilutive shares (in shares)	5,671,966	1,267,217
Convertible debenture
Earnings per share [line items]
Antidilutive shares (in shares)	6,176,052	6,176,052